EVOLUTION OF PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
EVOLUTION OF PROVISIONS [Abstract]
Evolution of Provisions
	For legal claims and others
Balances as of 12/31/2021	7,860,655
Inflation adjustment restatement	(4,502,089)
Additions	2,506,305	(1)
Uses	(63,054)
Decreases	(90,308)	(2)
Balances as of 12/31/2022	5,711,509
Inflation adjustment restatement	(4,663,674)
Additions	1,431,427	(3)
Uses	(4,648)
Decreases	-
Balances as of 12/31/2023	2,474,614

(1)	Ps. 1,111,383 are included in “Other operating expenses” and Ps. 1,394,922 in “Financial expenses”.
(2)	The total are included in “Other operating expenses”.
(3)	Ps. 730,652 are included in “Other operating expenses” and Ps. 700,775 in “Financial expenses”.